Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of other income (expenses), net

	Note	2021	2020	2019

Other income
PIS and COFINS credits - exclusion of ICMS from the calculation basis	10 (b)	1,031,099	310,557	1,904,206
Tax Credits recovery		209,558	219,254	3,094
Fine on supply contract of raw material		63,017	41,134	375,020
Fixed assets disposal results		40,353	7,035	11,140
Other		190,460	172,769	114,974
		1,534,487	750,749	2,408,434

Other expenses
Provision for damages - Alagoas	26	(1,339,765)	(6,901,828)	(3,383,067)
Provision for environmental liabilities and other damages		(588,110)	(306,275)	(141,536)
Fine on purchase and sale contracts	(i)	(344,902)	(4,008)	(104,179)
Allowance for attorney's fees and judicial claims, net of reversals		(123,108)	(59,836)	(136,135)
Expenses with plant maintenance		(26,909)	(116,233)	(266,512)
Other		(246,496)	(550,441)	(415,513)
		(2,669,290)	(7,938,621)	(4,446,942)

(i)	Of the amount in 2021, R$263 million refers to the Take-or-Pay penalty applied to Braskem due to the non-consumption of HLR (chemical input) under the agreement with the supplier.